Armor US Equity Index ETF SCHEDULE OF INVESTMENTS	August 31, 2021 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
COMMUNICATION SERVICES – 11.7%
Vanguard Communication Services ETF	33,608	$5,037,503
CONSUMER DISCRETIONARY – 12.1%
Vanguard Consumer Discretionary ETF	16,233	5,209,819
CONSUMER STAPLES – 5.9%
Vanguard Consumer Staples ETF	13,516	2,535,737
FINANCIALS – 11.4%
Vanguard Financials ETF	51,617	4,893,291
HEALTH CARE – 13.9%
Vanguard Health Care ETF	22,786	5,981,097
INDUSTRIALS – 8.3%
Vanguard Industrials ETF	18,070	3,599,725
INFORMATION TECHNOLOGY – 28.7%
Vanguard Information Technology ETF	28,920	12,339,586
MATERIALS – 2.6%
Vanguard Materials ETF	5,958	1,114,444
REAL ESTATE – 2.7%
Vanguard Real Estate ETF	10,573	1,148,016
UTILITIES – 2.5%
Vanguard Utilities ETF	7,310	1,093,137
TOTAL EXCHANGE-TRADED FUNDS
(Cost $40,892,708)		42,952,355

SHORT-TERM INVESTMENTS – 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	106,241	106,241
TOTAL SHORT TERM INVESTMENTS
(Cost $106,241)		106,241
TOTAL INVESTMENTS – 100.0%
(Cost $40,998,949)		43,058,596
Liabilities in Excess of Other Assets – (0.0)%		(5,715)
TOTAL NET ASSETS – 100.0%		$43,052,881

(a)	The rate is the annualized seven-day yield at period end.